Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Summary of Amortization Method of Intangible Assets	The Group amortizes its intangible assets using the straight-line method over their estimated useful lives, as follows :

	Method	Period
Customer relationships	Straight line	3 - 10 years
Non-compete agreements	Straight line	3 - 10 years
Software	Straight line	3 years
Tradenames	-	Indefinite

As at	March 31, 2021				March 31, 2020
	Customer relationships	Software	Non-compete agreements	Total	Customer relationships	Software	Tradenames	Non- compete agreements	Total
	$	$	$	$	$	$	$	$	$
Cost	73,722	4,377	7,530	85,629	55,823	1,355	12,604	316	70,098
Additions, purchased	—	7	—	7	—	49	—	—	49
Additions through business acquisitions	—	—	—	—	16,077	2,909	—	6,964	25,950
Additions, internally generated	—	159	—	159	—	—	—	—	—
Disposals / retirements	(2,933)	(29)	(237)	(3,199)	—	—	—	—	—
Foreign currency translation adjustment	(3,069)	(180)	(391)	(3,640)	1,822	64	732	250	2,868
Subtotal	67,720	4,334	6,902	78,956	73,722	4,377	13,336	7,530	98,965
Accumulated amortization	31,970	1,242	613	33,825	21,837	644	—	66	22,547
Amortization	8,996	1,258	1,485	11,739	10,133	598	—	547	11,278
Impairment loss	—	—	—	—	—	—	13,336	—	13,336
Disposals / retirements	(2,933)	(29)	(236)	(3,198)	—	—	—	—	—
Subtotal	38,033	2,471	1,862	42,366	31,970	1,242	13,336	613	47,161
Net carrying amount	29,687	1,863	5,040	36,590	41,752	3,135	—	6,917	51,804